PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets
Cash	$ 82,766,285	¥ 569,059,591	¥ 111,996,325
Term deposit	3,992,824	27,452,663
Restricted cash-current	26,072,680	179,262,714	104,547,200
Prepayments and other current assets	3,915,345	26,919,954	7,349,583
Total current assets	162,859,922	1,119,743,397	407,688,903
Non-current assets
Restricted cash-non current			65,342,000
Total non-current assets	9,527,803	65,508,402	95,942,674
Total assets	172,387,725	1,185,251,799	503,631,577
Current liabilities
Convertible loan			151,557,796
Accrued expenses and other current liabilities	19,516,258	134,184,026	75,412,869
Total liabilities	89,425,461	614,844,753	591,022,538
MEZZANINE EQUITY
Total mezzanine equity			237,844,515	¥ 252,506,413	¥ 125,975,835
SHAREHOLDERS' (DEFICIT) / EQUITY:
Ordinary shares			39,948
Additional paid-in capital	249,797,622	1,717,483,548	440,265,896
Accumulated other comprehensive income/(loss)	(3,314,220)	(22,786,922)	5,596,238
Accumulated deficit	(163,535,094)	(1,124,385,539)	(771,155,994)
Total shareholders' (deficit)/equity	82,962,264	570,407,046	(325,235,476)	(213,194,529)	(56,195,156)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	172,387,725	1,185,251,799	503,631,577
Series A1 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity			130,684,003	138,740,003	129,872,003
Series A-2 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity			39,205,192	41,621,992	¥ 38,961,592
Series A-3 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity			67,955,320	¥ 72,144,418
Series Seed Convertible Preferred Shares
SHAREHOLDERS' (DEFICIT) / EQUITY:
Series Seed Convertible Preferred Shares			18,436
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT) / EQUITY:
Ordinary shares	12,089	83,120
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT) / EQUITY:
Ordinary shares	$ 1,867	12,839
Parent Company | Reportable Legal Entities
Current assets
Cash		149,901,311	39,678,102
Term deposit		27,452,663
Restricted cash-current		124,357,114	52,273,600
Amount due from subsidiaries and consolidated VIE and VIE's subsidiaries		405,843,735	53,490,993
Prepayments and other current assets		3,707,403
Total current assets		711,262,226	145,442,695
Non-current assets
Restricted cash-non current			65,342,000
Total non-current assets			65,342,000
Total assets		711,262,226	210,784,695
Current liabilities
Convertible loan			151,557,796
Amount due to subsidiaries and consolidated VIE and VIE's subsidiaries		4,262,270
Accrued expenses and other current liabilities		7,593,082
Total liabilities		11,855,352	151,557,796
MEZZANINE EQUITY
Total mezzanine equity			237,844,515
SHAREHOLDERS' (DEFICIT) / EQUITY:
Ordinary shares			39,948
Additional paid-in capital		1,717,483,548	440,265,896
Accumulated other comprehensive income/(loss)		(25,394,429)	3,281,862
Accumulated deficit		(992,778,204)	(622,223,758)
Total shareholders' (deficit)/equity		699,406,874	(178,617,616)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity		711,262,226	210,784,695
Parent Company | Reportable Legal Entities | Series A1 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity			130,684,003
Parent Company | Reportable Legal Entities | Series A-2 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity			39,205,192
Parent Company | Reportable Legal Entities | Series A-3 Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity			67,955,320
Parent Company | Reportable Legal Entities | Series Seed Convertible Preferred Shares
SHAREHOLDERS' (DEFICIT) / EQUITY:
Series Seed Convertible Preferred Shares			¥ 18,436
Parent Company | Reportable Legal Entities | Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT) / EQUITY:
Ordinary shares		83,120
Parent Company | Reportable Legal Entities | Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT) / EQUITY:
Ordinary shares		¥ 12,839